Label	Element	Value
Franklin Senior Loan ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Franklin Senior Loan ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	High level of current income. A secondary goal is preservation of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans. Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the Secured Overnight Financing Rate (SOFR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

The Fund’s senior loans typically hold the most senior position in the capitalization structure of a company and are generally secured by specific collateral. Such senior position means that, in case the company becomes insolvent, the lenders or security holders in a senior position like the Fund’s position will typically be paid before other unsecured or subordinated creditors of the company from the assets of the company.

The Fund typically invests in a corporate loan if the investment manager judges that the borrower can meet the scheduled payments on the obligation and the risk adjusted return meets the portfolio criteria. The investment manager performs its own independent credit analysis of each borrower/issuer and of the collateral structure securing the Fund’s investment.

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allow an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

The Fund currently limits its investments in debt obligations of non-U.S. entities to no more than 25% of its total assets. The Fund currently invests predominantly in debt obligations that are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars.

The Fund currently does not intend to invest more than 25% of its net assets in the obligations of borrowers in any single industry, except that, under normal market conditions, the Fund invests more than 25% of its net assets in debt obligations of companies operating in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. These firms, or “agent banks,” may serve as administrators of corporate loans issued by other companies. For purposes of this restriction, the Fund currently considers such companies to include the borrower, the agent bank and any intermediate participant. The Fund may invest up to 100% of its net assets in loans where firms in such industry group are borrowers, agent banks or intermediate participants.

The Fund may invest in structured fixed income securities, including collateralized loan obligations (CLOs). The Fund considers the CLOs that it holds "loans" for purposes of its 80% policy. The Fund may also invest a portion of its assets in cash or cash equivalents.

To pursue its investment goals, the Fund may enter into certain derivative transactions, principally high yield credit default index swaps. The Fund may use credit default index swaps to obtain net long or net short exposures to selected credit risks or durations, for the purposes of enhancing Fund returns, increasing liquidity and/or gaining exposure to particular instruments in more efficient or less expensive ways, and to hedge risks related to changes in credit risks and other market factors.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in certain other types of debt obligations and equity or debt securities, including, but not limited to, other secured, second lien, subordinated or unsecured corporate loans and corporate debt securities, fixed rate obligations of U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities and equity securities (including convertible securities, warrants and rights) to the extent that they are acquired in connection with or incidental to the Fund's other investment activities.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Senior loans include loans referred to as leveraged loans, bank loans and/or floating rate loans. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans
Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2	4.15%
Worst Quarter:	2020, Q1	-7.60%

As of June 30, 2026, the Fund’s year-to-date return was 0.47%.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Franklin Senior Loan ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goals. Unlike many ETFs, the Fund is not an index-based ETF.

Franklin Senior Loan ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin Senior Loan ETF | Credit
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Franklin Senior Loan ETF | Floating Rate Corporate Investments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Floating Rate Corporate Investments: Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Franklin Senior Loan ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other

Franklin Senior Loan ETF | conditions that are not specifically related to a particular issuer, such as
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Franklin Senior Loan ETF | High-Yield Debt Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

High-Yield Debt Instruments: Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

Franklin Senior Loan ETF | Impairment of Collateral
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Impairment of Collateral: The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

Franklin Senior Loan ETF | Liquidity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity:  The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Franklin Senior Loan ETF | Prepayment
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Franklin Senior Loan ETF | Interest Rate
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Franklin Senior Loan ETF | Variable Rate Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Variable Rate Securities: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Franklin Senior Loan ETF | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Franklin Senior Loan ETF | Collateralized Loan Obligations (CLOs)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Collateralized Loan Obligations (CLOs): The risks of an investment in a CLO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CLO in which the Fund invests. CLOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and loans (e.g., interest rate risk, credit risk and default risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Franklin Senior Loan ETF | Income
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Franklin Senior Loan ETF | Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration: By focusing its investments in the industry group consisting of financial institutions and their holding companies including commercial banks, thrift institutions, insurance companies and finance companies, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Franklin Senior Loan ETF | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Franklin Senior Loan ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the

Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Franklin Senior Loan ETF | Foreign Securities (non-U.S.)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Franklin Senior Loan ETF | Cash/Cash Equivalents
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash/Cash Equivalents: To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Franklin Senior Loan ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Franklin Senior Loan ETF | Authorized Participant Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized

Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Franklin Senior Loan ETF | Cash Transactions
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions: To the extent that the Fund effects redemptions partly or entirely for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Franklin Senior Loan ETF | Large Shareholder
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Franklin Senior Loan ETF | Bloomberg U.S. Aggregate Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.05%	[1]
Performance Inception Date	oef_PerfInceptionDate	May 30, 2018
Franklin Senior Loan ETF | Morningstar® LSTA U.S. Leveraged Loan 100 Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Morningstar® LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.56%	[1]
Performance Inception Date	oef_PerfInceptionDate	May 30, 2018
Franklin Senior Loan ETF | Franklin Senior Loan ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 567
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	As of June 30, 2026, the Fund’s year-to-date return was 0.47%.
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	0.47%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.15%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.60%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.83%	[1]
Annual Return [Percent]	oef_AnnlRtrPct	7.74%
Annual Return [Percent]	oef_AnnlRtrPct	2.30%
Annual Return [Percent]	oef_AnnlRtrPct	3.94%
Annual Return [Percent]	oef_AnnlRtrPct	(1.36%)
Annual Return [Percent]	oef_AnnlRtrPct	13.57%
Annual Return [Percent]	oef_AnnlRtrPct	8.20%
Annual Return [Percent]	oef_AnnlRtrPct	4.23%
Performance Inception Date	oef_PerfInceptionDate	May 30, 2018
Franklin Senior Loan ETF | Franklin Senior Loan ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%	[1]
Performance Inception Date	oef_PerfInceptionDate	May 30, 2018
Franklin Senior Loan ETF | Franklin Senior Loan ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.67%	[1]
Performance Inception Date	oef_PerfInceptionDate	May 30, 2018

[1]	Since inception May 30, 2018.